Consolidated Statements of Operations (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues	$ 111,531	$ 103,463	$ 220,865	$ 187,008	$ 406,050	$ 336,944	$ 321,484
Operating expenses:
Salaries and benefits	31,178	29,079	61,563	53,426	113,595	94,737	88,476
Supplies	27,330	23,086	52,301	41,244	92,859	71,650	64,263
Professional and medical fees	8,979	6,963	17,218	12,629	29,072	21,974	17,557
Rent and lease expense	6,289	6,069	12,276	12,291	24,549	24,447	20,927
Other operating expenses	8,016	7,421	16,081	14,231	30,070	26,595	24,649
Cost of revenues	81,792	72,618	159,439	133,821	290,145	239,403	215,872
General and administrative expense	5,543	5,937	11,412	11,169	22,464	21,448	23,923
Depreciation and amortization	5,196	4,912	10,357	8,996	18,900	16,807	14,845
Provision for doubtful accounts	1,561	1,987	3,187	3,200	6,638	2,881	3,559
Income on equity investments	(387)	(876)	(656)	(1,504)	(2,901)	(2,318)	(1,504)
Impairment and loss on disposal of long-lived assets	150	96	194	1,157	1,053	3,505	1,872
Gain on sale of long-lived assets	(17)	(5)	(139)	(5)	(1,964)	(248)	(975)
Proceeds from insurance settlements, net					0	(430)	0
Litigation settlements, net	0	(8)	0	(44)	(35)	0	893
Business combination remeasurement gains					(3,169)	0	0
Loss on debt extinguishment	4,751	0	4,751	0
Total operating expenses	98,589	84,661	188,545	156,790	331,131	281,048	258,485
Operating income	12,942	18,802	32,320	30,218	74,919	55,896	62,999
Interest expense, net	(13,408)	(12,211)	(25,386)	(22,942)	(48,037)	(44,958)	(43,415)
(Loss) income before income taxes and discontinued operations	(466)	6,591	6,934	7,276	26,882	10,938	19,584
Provision for income taxes	1,349	610	2,970	2,219	7,787	7,762	13,464
(Loss) income from continuing operations	(1,815)	5,981	3,964	5,057	19,095	3,176	6,120
Loss from discontinued operations, net of taxes	(71)	(82)	(88)	(362)	(964)	(5,899)	(3,097)
Net (loss) income	(1,886)	5,899	3,876	4,695	18,131	(2,723)	3,023
Less: Net income attributable to noncontrolling interests	(6,787)	(6,957)	(14,968)	(11,401)	(26,871)	(19,731)	(23,821)
Net loss attributable to Symbion, Inc	$ (8,673)	$ (1,058)	$ (11,092)	$ (6,706)	$ (8,740)	$ (22,454)	$ (20,798)